Intangible assets (Details 2) R$ in Millions	Dec. 31, 2023 BRL (R$)
Petrochemical Complex Northeast [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	R$ 5,373
Recoverable amount	12,552
Petrochemical Complex South [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	6,526
Recoverable amount	R$ 30,815